FT Vest Laddered Max Buffer ETF (BUFH)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
150,029	FT Vest U.S. Equity Max Buffer ETF - January (b)	$5,144,494
162,343	FT Vest U.S. Equity Max Buffer ETF - February (b)	5,135,867
148,578	FT Vest U.S. Equity Max Buffer ETF - March (b)	5,123,549
160,339	FT Vest U.S. Equity Max Buffer ETF - April (b)	5,141,270
154,187	FT Vest U.S. Equity Max Buffer ETF - May (b)	5,121,506
144,673	FT Vest U.S. Equity Max Buffer ETF - June (b)	5,116,361
146,641	FT Vest U.S. Equity Max Buffer ETF - July (b)	5,122,170
144,879	FT Vest U.S. Equity Max Buffer ETF - August (b)	5,128,644
154,399	FT Vest U.S. Equity Max Buffer ETF - September (b)	5,136,083
151,013	FT Vest U.S. Equity Max Buffer ETF - October (b)	5,146,523
150,563	FT Vest U.S. Equity Max Buffer ETF - November (b)	5,140,974
150,563	FT Vest U.S. Equity Max Buffer ETF - December (b)	5,139,468
	Total Exchange-Traded Funds	61,596,909
	(Cost $59,581,886)
MONEY MARKET FUNDS — 0.0%
31,819	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (c)	31,819
	(Cost $31,819)

	Total Investments — 100.0%	61,628,728
	(Cost $59,613,705)
	Net Other Assets and Liabilities — (0.0)%	(4,972)
	Net Assets — 100.0%	$61,623,756

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$61,596,909	$61,596,909	$—	$—
Money Market Funds	31,819	31,819	—	—
Total Investments	$61,628,728	$61,628,728	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Max Buffer ETF (BUFH)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at August 31, 2026, and for the fiscal year-to-date period (June 1, 2026 to August 31, 2026) are as follows:

Security Name	Shares at 8/31/2026	Value at 5/31/2026	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2026	Dividend Income
FT Vest U.S. Equity Max Buffer ETF - January	150,029	$4,559,094	$717,332	$(196,100)	$55,436	$8,732	$5,144,494	$—
FT Vest U.S. Equity Max Buffer ETF - February	162,343	4,545,569	716,031	(189,861)	55,335	8,793	5,135,867	—
FT Vest U.S. Equity Max Buffer ETF - March	148,578	4,520,196	736,446	(180,292)	38,217	8,982	5,123,549	—
FT Vest U.S. Equity Max Buffer ETF - April	160,339	4,481,099	785,401	(179,857)	47,746	6,881	5,141,270	—
FT Vest U.S. Equity Max Buffer ETF - May	154,187	4,528,819	736,807	(180,580)	29,233	7,227	5,121,506	—
FT Vest U.S. Equity Max Buffer ETF - June	144,673	4,502,702	740,053	(180,076)	46,558	7,124	5,116,361	—
FT Vest U.S. Equity Max Buffer ETF - July	146,641	4,536,083	715,459	(191,947)	54,459	8,116	5,122,170	—
FT Vest U.S. Equity Max Buffer ETF - August	144,879	4,551,163	716,898	(198,583)	51,264	7,902	5,128,644	—
FT Vest U.S. Equity Max Buffer ETF - September	154,399	4,566,038	716,500	(221,283)	66,327	8,501	5,136,083	—
FT Vest U.S. Equity Max Buffer ETF - October	151,013	4,562,364	717,096	(208,588)	67,114	8,537	5,146,523	—
FT Vest U.S. Equity Max Buffer ETF - November	150,563	4,541,646	716,986	(184,324)	57,307	9,359	5,140,974	—
FT Vest U.S. Equity Max Buffer ETF - December	150,563	4,556,236	717,077	(197,095)	54,423	8,827	5,139,468	—
		$54,451,009	$8,732,086	$(2,308,586)	$623,419	$98,981	$61,596,909	$—

FT Vest Laddered Max Buffer ETF (BUFH)
Additional Information
August 31, 2026 (Unaudited)
Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimer
The Fund is not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.